Acquisitions - Summary of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 121,169	$ 118,911	$ 131,255
Bird Rides [Member] | CIRC [Member]
Business Acquisition [Line Items]
Current assets	68,667
Vehicles	140
Net liabilities assumed	(975)
Total assets acquired, net	73,291
Total purchase price	190,000
Goodwill	116,709
Bird Rides [Member] | CIRC [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible	1,621
Bird Rides [Member] | CIRC [Member] | Government relationships [Member]
Business Acquisition [Line Items]
Intangible	$ 3,838